FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Total financial liabilities	Rp 107,092	Rp 106,961
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL INSTRUMENTS
Total financial liabilities	16,832	15,790
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL INSTRUMENTS
Total financial liabilities	14,867	14,192
Financial liabilities measured at amortized cost | Customers deposits
FINANCIAL INSTRUMENTS
Total financial liabilities	52	41
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL INSTRUMENTS
Total financial liabilities	6,929	11,525
Financial liabilities measured at amortized cost | Bonds
FINANCIAL INSTRUMENTS
Total financial liabilities	2,696	5,043
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL INSTRUMENTS
Total financial liabilities	41,149	36,341
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	24,492	23,925
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	Rp 75	Rp 104